Subsequent events, Devvio and Environ (FY) (Details)					3 Months Ended
	Nov. 06, 2024 $ / shares shares	Oct. 29, 2024 $ / shares shares	Oct. 28, 2024 shares	Sep. 05, 2024 shares	Oct. 31, 2024 $ / shares shares	Dec. 06, 2024 $ / shares	Nov. 06, 2024 $ / shares shares	Oct. 08, 2024 $ / shares	Aug. 01, 2024 shares	Sep. 22, 2023 $ / shares shares	Aug. 22, 2023 $ / shares shares	Aug. 04, 2023 $ / shares shares	May 10, 2023 shares
Subsequent Event [Abstract]
Shares issued upon conversion of convertible debt (in shares)			146,786		146,786
Exercise of shares (in shares)		600,000
Number of warrants purchase (in shares)		600,000							7,981,668	166,666	416,667	600,000	1,170,000
Exercise price of warrant (in dollars per share) | $ / shares		$ 0.2			$ 1.03			$ 1.03		$ 0.2	$ 0.2	$ 0.2
Shares issued (in shares)				104,379
Focus Impact Partners, LLC [Member]
Subsequent Event [Abstract]
Exercise price of warrant (in dollars per share) | $ / shares						$ 1.52	$ 1.52
Conversion rate	0.9692
Shares issued (in shares)	5,159,200
DevvStream Holding Inc [Member]
Subsequent Event [Abstract]
Conversion rate	0.152934
Shares issued (in shares)	11,768,884
DevvStream Holding Inc [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Abstract]
Number of warrants purchase (in shares)	1,177,296						1,177,296
Shares issued (in shares)	1,177,296
Until November 6, 2029 [Member] | Focus Impact Partners, LLC [Member]
Subsequent Event [Abstract]
Number of warrants purchase (in shares)	22,699,984						22,699,984
Exercise price of warrant (in dollars per share) | $ / shares							$ 11.86
Until October 7, 2026 [Member] | Focus Impact Partners, LLC [Member]
Subsequent Event [Abstract]
Number of warrants purchase (in shares)	199,064						199,064
Until October 7, 2026 [Member] | DevvStream Holding Inc [Member]
Subsequent Event [Abstract]
Number of warrants purchase (in shares)	199,064						199,064
Exercise price of warrant (in dollars per share) | $ / shares	$ 1.31
From January 17, 2028 to February 6, 2033 [Member] | DevvStream Holding Inc [Member]
Subsequent Event [Abstract]
Number of warrants purchase (in shares)	586,497						586,497
From January 17, 2028 to February 6, 2033 [Member] | DevvStream Holding Inc [Member] | Minimum [Member]
Subsequent Event [Abstract]
Exercise price of warrant (in dollars per share) | $ / shares	$ 5.23
From January 17, 2028 to February 6, 2033 [Member] | DevvStream Holding Inc [Member] | Maximum [Member]
Subsequent Event [Abstract]
Exercise price of warrant (in dollars per share) | $ / shares	$ 7.26